                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

VALUE-EQUITY

JUNE 27, 2003
------------------
DELAWARE REIT FUND

[Value Equity Artwork]

--------------------------------------
Get shareholder reports
and prospectuses online
instead of in the mail. Visit
www.delawareinvestments.com/edelivery.
--------------------------------------

This brochure accompanies a semiannual report for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in the semiannual report for Delaware REIT Fund represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

DELAWARE INVESTMENTS
--------------------------------------------------------------------------------
POWERED BY RESEARCH

AT DELAWARE INVESTMENTS, OUR LONG HISTORY OF ASSET MANAGEMENT HAS TAUGHT US THE IMPORTANCE OF TWO KEY PRINCIPLES:


- Astute security selection is essential when seeking a performance advantage.
- Superior fundamental research is the key to astute security selection.

Based on these core principles, we have built an organization that is Powered by Research.

CAPABILITIES IN ALL MAJOR ASSET CLASSES
Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.
- U.S. growth equity         - International and global
- U.S. value equity          - U.S. structured-approach equity products
- U.S. fixed income

THE INDEPENDENT RESEARCH ADVANTAGE
Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.
- The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.
- The research leads to a truly distinct managerial approach -- rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A COMMITMENT TO OUR INVESTORS
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.

EXPERIENCE
Delaware Investments' 185 seasoned investment professionals -- of whom 124 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.

PERFORMANCE
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, seek to incorporate risk assessment in their processes, and avoid those strategies aimed at short-term gains or generally associated with volatility.

SERVICE
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

(C) 2003 Delaware Distributors, L.P.

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

DEAR SHAREHOLDER:                                              May 9, 2003

Recap of Events
The U.S. stock market posted modest gains during the event-filled six months that ended April 30, 2003, leaving many investors optimistic that stronger performance may finally lie ahead. With major combat in Iraq over, equity investors have been looking eagerly to the rest of the year, redirecting their focus away from the Middle East and searching for clarity about the state of the U.S. economy.

During the period, stock movements were frequently influenced by concerns leading up to the war. Performance was generally flat during the final months of 2002 and then weakened during the new year, as uncertainties about the situation in Iraq held investors' attention. With consumer confidence waning in the U.S., and a particularly harsh winter dampening retail sales in February, many stock investors braced for weak corporate earnings reports and a negative effect on the U.S. economy.

Beginning with the war's start in mid-March, however, performance strengthened, and stocks finished the period strongly, with the Standard & Poor's 500 Index showing a +4.47% gain for the six months ended April 30, 2003.

The period was punctuated by a landmark settlement that was just one of several recent victories for the small investor. On April 28, 10 major U.S. securities firms agreed to pay a record $1.4 billion to settle government charges that they had issued overly optimistic stock research reports during the late 1990s (Source: The Wall Street Journal). The settlement, which includes some provisions for investors to recoup losses, was hailed by some as providing a degree of closure on an era of Wall Street excesses.

Perhaps more importantly for fund shareholders, corporate accounting practices that were for so long an issue are now being repaired. Recently passed legislation has ushered in more strict accounting audits, and requires the principal executive officer and principal financial officer of all public corporations to certify their companies' financial statements.

We believe these tougher standards have already begun to cleanse the financial system. A look at first quarter 2003 earnings reports showed that a large number of companies have returned to reporting based on generally accepted accounting principles (GAAP), eschewing the practice of reporting "pro forma" earnings (Source: Thomson Financial/First Call). We believe this trend, should it continue, has broad consequences for how stock-market valuations will be perceived by the investing public. Pro forma reporting, which grew in popularity during the 1990s, often leaves out certain items and expenses, making for overly optimistic and less trustworthy earnings statements.

Market Outlook
The outlook for the U.S. economy seems to be brightening, despite current economic data that remain mixed at best. The broader global economy remains in a malaise, but U.S. consumer spending turned strongly positive again this spring and first quarter corporate earnings were a pleasant surprise in that they were not nearly as weak as some expected.

Still, the economy grew at a disappointing +1.9% rate during the first quarter of 2003, based on Commerce Department statistics. Some economists point out that corporate earnings strength may not signify true growth, as it is partially attributable to a weakening U.S. dollar, which aids U.S. companies' overseas revenues. Corporate executives also still appear hesitant to make significant investments in new capital goods, considered to be necessary to heat up the economy.

The swift conclusion of the war in Iraq brought hopes that many forces holding back the economy and markets would melt away. Clearly the rest of the year will not simply be clear sailing, but we think there are plenty of reasons for optimism. With interest rates still low, oil prices now at more reasonable levels, and equity investors appearing more bullish, we think the economy may be poised for stronger growth during the remainder of 2003. In our opinion, the outlook has brightened this spring, and we are looking forward to the rest of the year in the stock market.

We remind investors that uncertainties always exist. From possible setbacks in rebuilding Iraq to the SARS virus, investors looking to current events will always be able to find some reason for pessimism. Committed stock investors have done well to remain patient during several very difficult years now, and we commend that willingness to maintain a long-term view.

Thank you for your commitment to Delaware Investments.

Sincerely,

Jude T. Driscoll
-------------------------------------
Jude T. Driscoll
Chairman,
Delaware Investments Family of Funds

David K. Downes
--------------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

DELAWARE INVESTMENTS
--------------------------------------------------------------------------------
FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS OFFERED BY DELAWARE INVESTMENTS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT
WWW.DELAWAREINVESTMENTS.COM, OR BY CALLING 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP                           FIXED INCOME GROUP
Delaware American Services Fund               Corporate and Government
Delaware Growth Opportunities Fund            Delaware American Government Bond Fund
Delaware Select Growth Fund                   Delaware Corporate Bond Fund
Delaware Small Cap Growth Fund                Delaware Delchester Fund
Delaware Technology and Innovation Fund       Delaware Diversified Income Fund
Delaware Trend Fund                           Delaware Extended Duration Bond Fund
Delaware U.S. Growth Fund                     Delaware High-Yield Opportunities Fund
                                              Delaware Limited-Term Government Fund
VALUE-EQUITY GROUP                            Delaware Strategic Income Fund
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund               MONEY MARKET
Delaware REIT Fund                            Delaware Cash Reserve Fund
Delaware Small Cap Value Fund                 Delaware Tax-Free Money Fund

INTERNATIONAL GROUP                           Municipal (National Tax-Exempt)
(DIAL-Delaware International Advisers Ltd.)   Delaware National High-Yield Municipal Bond Fund
Delaware Emerging Markets Fund                Delaware Tax-Free Insured Fund
Delaware International Small Cap Value Fund   Delaware Tax-Free USA Fund
Delaware International Value Equity Fund      Delaware Tax-Free USA Intermediate Fund

BLEND MUTUAL FUNDS                            Municipal (State-Specific Tax-Exempt)
Delaware Balanced Fund                        Delaware Tax-Free Arizona Fund
Delaware Core Equity Fund                     Delaware Tax-Free Arizona Insured Fund
Delaware Devon Fund                           Delaware Tax-Free California Fund
Delaware Social Awareness Fund                Delaware Tax-Free California Insured Fund
                                              Delaware Tax-Free Colorado Fund
STRUCTURED EQUITY PRODUCTS GROUP              Delaware Tax-Free Florida Fund
Delaware Diversified Growth Fund              Delaware Tax-Free Florida Insured Fund
Delaware Diversified Value Fund               Delaware Tax-Free Idaho Fund
Delaware Foundation Funds                     Delaware Minnesota High-Yield Municipal Bond Fund
   Delaware Growth Allocation Portfolio       Delaware Tax-Free Minnesota Fund
   Delaware Balanced Allocation Portfolio     Delaware Tax-Free Minnesota Insured Fund
   Delaware Income Allocation Portfolio       Delaware Tax-Free Minnesota Intermediate Fund
                                              Delaware Tax-Free Missouri Insured Fund
                                              Delaware Tax-Free New York Fund
                                              Delaware Tax-Free Oregon Insured Fund
                                              Delaware Tax-Free Pennsylvania Fund

--------------------------------------------------------------------------------
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   MANAGE YOUR INVESTMENTS ONLINE!

Get Account Access, Delaware Investments' secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o  Hassle-Free Investing -- Make online purchases and redemptions at any time.

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o  Less Mail Clutter -- Get instant access to your fund materials online with
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Register for Account Access today! Visit www.delawareinvestments.com, select individual investor, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 8:00 p.m., Eastern Time, to assist with any questions.


                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                          Delaware
                                          Investments(SM)
VALUE-EQUITY                              --------------------------------------
                                          A member of Lincoln Financial Group(R)



Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE REIT FUND




[Graphic Omitted: Logo] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      1

   Statement of Operations                                      3

   Statements of Changes in Net Assets                          4

   Financial Highlights                                         5

   Notes to Financial Statements                               10

-----------------------------------------------------------------









    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                            Delaware REIT Fund
  OF NET ASSETS                                      April 30, 2003 (Unaudited)



                                                  Number of        Market
                                                   Shares           Value
--------------------------------------------------------------------------------
Common Stock - 93.42%
--------------------------------------------------------------------------------
Diversified REITs - 3.05%
   Vornado Realty Trust                              274,700     $10,438,600
                                                                 -----------
                                                                  10,438,600
                                                                 -----------
Hotel REITs - 5.99%
   Hilton Hotels                                     850,000      11,322,000
 +*Host Marriot                                       60,600         467,832
   LaSalle Hotel Properties                          625,000       8,743,750
                                                                 -----------
                                                                  20,533,582
                                                                 -----------
Industrial REITs - 11.17%
  *AMB Property                                      346,800       9,467,640
   Keystone Property Trust                           445,900       7,669,480
   ProLogis                                          821,600      21,147,984
                                                                 -----------
                                                                  38,285,104
                                                                 -----------
Mall REITs - 17.61%
  *General Growth Properties                         324,100      18,026,442
   Macerich                                          147,100       4,854,300
  *Mills                                             254,200       8,124,232
  *Rouse                                             368,700      12,812,325
   Simon Property Group                              450,800      16,553,376
                                                                 -----------
                                                                  60,370,675
                                                                 -----------
Manufactured Housing REITs - 1.57%
  *Sun Communities                                   139,900       5,391,746
                                                                 -----------
                                                                   5,391,746
                                                                 -----------
Multifamily REITs - 10.70%
   Apartment Investment &
     Management Class A                              254,400       9,606,144
   AvalonBay Communities                             176,294       7,032,368
   Camden Property Trust                             352,700      12,326,865
  *Equity Residential                                297,400       7,705,634
                                                                 -----------
                                                                  36,671,011
                                                                 -----------
Office REITs - 19.49%
   Alexandria Real Estate Equities                   188,900       7,990,470
   CarrAmerica Realty                                452,800      11,809,024
  *Equity Office Properties Trust                    986,174      25,610,938
   Prentiss Properties Trust                         405,300      11,145,750
  *SL Green Realty                                   317,400      10,229,802
                                                                 -----------
                                                                  66,785,984
                                                                 -----------
Office/Industrial REITs - 7.65%
   Duke Realty                                       365,400      10,011,960
   Liberty Property Trust                            220,800       6,908,832
   Reckson Associates Realty                         492,600       9,285,510
                                                                 -----------
                                                                  26,206,302
                                                                 -----------
Real Estate Operating Companies - 2.94%
  +Catellus Development                              456,300       9,664,434
   Starwood Hotels & Resorts Worldwide                15,500         416,020
                                                                 -----------
                                                                  10,080,454
                                                                 -----------
Retail Outlet Centers REITs - 3.52%
   Chelsea Property Group                            304,000      12,056,640
                                                                 -----------
                                                                  12,056,640
                                                                 -----------

                                                  Number of        Market
                                                   Shares           Value
--------------------------------------------------------------------------------
Common Stock (continued)
Retail Strip Centers REITs - 9.73%
  *Developers Diversified Realty                     423,800     $10,679,760
   Equity One                                        196,100       3,116,029
  *Federal Realty Investment Trust                   297,000       9,153,540
   Pan Pacific Retail Properties                      83,000       3,246,960
   Ramco-Gershenson Properties                       313,300       7,158,905
                                                                 -----------
                                                                  33,355,194
                                                                 -----------

Total Common Stock
(cost $304,361,117)                                              320,175,292
                                                                 -----------
                                                  Principal
                                                   Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 6.87%
--------------------------------------------------------------------------------
With BNP Paribas 1.26% 5/1/03
  (dated 4/30/03, collateralized by
  $9,032,000 U.S. Treasury Bills due
  5/8/03, market value $9,030,483)                $8,853,000       8,853,000
With J. P. Morgan Securities 1.20%
  5/1/03 (dated 4/30/03,
  collateralized by $5,992,000
  U.S. Treasury Bills due 5/22/03,
  market value $5,987,602)                         5,854,000       5,854,000
With UBS Warburg 1.25% 5/1/03
  (dated 4/30/03, collateralized
  by $8,908,000 U.S. Treasury Notes
  3.625% due 8/31/03,
  market value $9,032,210)                         8,853,000       8,853,000
                                                                ------------
Total Repurchase Agreements
(cost $23,560,000)                                                23,560,000
                                                                ------------

Total Market Value of Securities -- 100.29%
  (cost $327,921,117)                                            343,735,292
Short Term Investments Held
  as Collateral for Loaned Securities -- 6.47%
  (cost $22,171,325)++                                            22,171,325
Obligation to Return Securities Lending
  Collateral -- (6.47%)++                                        (22,171,325)
Liabilities Net of Receivables
  and Other Assets -- (0.29%)                                     (1,008,786)
                                                                ------------
Net Assets Applicable to 23,031,506
  Shares Outstanding -- 100.00%                                 $342,726,506
                                                                ============
  Net Asset Value -- Delaware REIT Fund
    Class A ($200,072,548 / 13,445,038 Shares)                        $14.88
                                                                      ------
  Net Asset Value -- Delaware REIT Fund
    Class B ($60,934,600 / 4,095,920 Shares)                          $14.88
                                                                      ------
  Net Asset Value -- Delaware REIT Fund
    Class C ($45,965,315 / 3,089,265 Shares)                          $14.88
                                                                      ------
  Net Asset Value -- Delaware REIT Fund
    Institutional Class ($14,979,211 / 1,005,842 Shares)              $14.89
                                                                      ------
  Net Asset Value -- Delaware REIT Fund
    The Real Estate Investment Trust Portfolio Class
    ($20,774,832 / 1,395,441 Shares)                                  $14.89
                                                                      ------

Statement                                                Delaware REIT Fund
  OF NET ASSETS (CONTINUED)



Components of Net Assets at April 30, 2003:
  Shares of beneficial interest
    (unlimited authorization - no par)                          $330,395,970
  Distributions in excess of net investment income                (1,391,668)
  Accumulated net realized loss on investments                    (2,091,971)
  Net unrealized appreciation of investments                      15,814,175
                                                                ------------
  Total net assets                                              $342,726,506
                                                                ------------

 +Non-income producing security for the period ended April 30, 2003.

++See Note 7 in "Notes to Financial Statements".

 *Security is fully or partially on loan.

Summary of Abbreviations:
REIT -- Real Estate Investment Trust

Net Asset Value and Offering Price per Share -
  Delaware REIT Fund
Net asset value Class A (A)                                           $14.88
Sales charge (5.75% of offering price or
  6.12% of amount invested per share) (B)                               0.91
                                                                      ------
Offering price                                                        $15.79
                                                                      ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                            Delaware REIT Fund
  OF OPERATIONS                      Six Months Ended April 30, 2003 (Unaudited)


Investment Income:
  Dividends                                              $6,619,795
  Interest                                                  120,566
  Security lending income                                    10,683        $6,751,044
                                                         ----------       -----------

Expenses:
  Management fees                                         1,157,140
  Distribution expenses-- Class A                           220,899
  Distribution expenses-- Class B                           294,590
  Distribution expenses-- Class C                           204,908
  Dividend disbursing and transfer agent fees and expenses  461,739
  Registration fees                                          90,948
  Accounting and administration expenses                     70,800
  Reports and statements to shareholders                     39,219
  Professional fees                                          23,844
  Custodian fees                                              7,542
  Trustees' fees                                              5,200
  Other                                                      47,590         2,624,419
                                                         ----------
  Less expenses absorbed or waived                                           (133,735)
  Less expenses paid indirectly                                                (7,805)
                                                                          -----------
  Total expenses                                                            2,482,879
                                                                          -----------
Net Investment Income                                                       4,268,165
                                                                          -----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on investments                                           (653,703)
  Net change in unrealized appreciation/depreciation of investments        25,969,863
                                                                          -----------
Net Realized and Unrealized Gain on Investments                            25,316,160
                                                                          -----------

Net Increase in Net Assets Resulting from Operations                      $29,584,325
                                                                          ===========

See accompanying notes

Statements                                                    Delaware REIT Fund
  OF CHANGES IN NET ASSETS


                                                                                     Six Months
                                                                                       Ended             Year
                                                                                      4/30/03           Ended
                                                                                    (Unaudited)        10/31/02
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                            $  4,268,165     $  6,974,852
  Net realized gain (loss) on investments                                              (653,703)       7,647,738
  Net change in unrealized appreciation/depreciation of investments                  25,969,863      (17,053,932)
                                                                                   ------------     ------------
  Net increase (decrease) in net assets resulting from operations                    29,584,325       (2,431,342)
                                                                                   ------------     ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                          (3,977,056)      (4,191,854)
    Class B                                                                          (1,109,176)      (1,358,513)
    Class C                                                                            (761,234)        (823,203)
    Institutional Class                                                                (267,450)        (158,772)
    The Real Estate Investment Trust Portfolio Class                                   (471,846)      (1,073,526)

  Net realized gain on investments:
    Class A                                                                          (4,153,439)      (2,020,767)
    Class B                                                                          (1,456,804)        (948,840)
    Class C                                                                            (959,258)        (525,264)
    Institutional Class                                                                (240,632)         (53,867)
    The Real Estate Investment Trust Portfolio Class                                   (475,155)        (858,984)
                                                                                   ------------     ------------
                                                                                    (13,872,050)     (12,013,590)
                                                                                   ------------     ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                          54,889,962      145,588,660
    Class B                                                                           6,794,607       39,247,857
    Class C                                                                           9,199,792       30,416,580
    Institutional Class                                                               6,585,218        8,618,106
    The Real Estate Investment Trust Portfolio Class                                         --               --

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                          7,037,748         5,291,751
    Class B                                                                          2,139,307         1,903,141
    Class C                                                                          1,543,166         1,154,765
    Institutional Class                                                                503,320           212,469
    The Real Estate Investment Trust Portfolio Class                                   649,795         1,322,642
                                                                                   ------------     ------------
                                                                                     89,342,915      233,755,971
                                                                                   ------------     ------------
  Cost of shares repurchased:
    Class A                                                                         (34,408,425)     (40,388,876)
    Class B                                                                          (8,594,645)     (10,046,119)
    Class C                                                                          (5,537,954)      (7,217,813)
    Institutional Class                                                              (1,618,660)      (1,291,984)
    The Real Estate Investment Trust Portfolio Class                                         --      (11,976,000)
                                                                                   ------------     ------------
                                                                                    (50,159,684)     (70,920,792)
                                                                                   ------------     ------------
Increase in net assets derived from capital share transactions                       39,183,231      162,835,179
                                                                                   ------------     ------------
Net Increase in Net Assets                                                           54,895,506      148,390,247

Net Assets:
  Beginning of period                                                               287,831,000      139,440,753
                                                                                   ------------     ------------
  End of period                                                                    $342,726,506     $287,831,000
                                                                                   ============     ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware REIT Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                             Ended                               Year Ended
                                                           4/30/03(3)    10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
                                                          (Unaudited)

Net asset value, beginning of period                         $ 14.170    $ 14.270     $ 13.460    $ 11.300     $ 12.980    $ 16.260

Income (loss) from investment operations:
Net investment income(2)                                        0.213       0.517        0.594       0.565        0.514       1.118
Net realized and unrealized gain (loss) on investments          1.175       0.399        0.776       2.165       (0.809)     (2.713)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                1.388       0.916        1.370       2.730       (0.295)     (1.595)
                                                             --------    --------     --------    --------     --------    --------

Less dividends and distributions from:
Net investment income                                          (0.326)     (0.593)      (0.560)     (0.570)      (0.710)     (0.865)
Net realized gain on investments                               (0.352)     (0.423)          --          --       (0.675)     (0.820)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.678)     (1.016)      (0.560)     (0.570)      (1.385)     (1.685)
                                                             --------    --------     --------    --------     --------    --------

Net asset value, end of period                               $ 14.880    $ 14.170     $ 14.270    $ 13.460     $ 11.300    $ 12.980
                                                             ========    ========     ========    ========     ========    ========

Total return(1)                                                10.04%       6.17%       10.27%      24.87%       (2.69%)    (10.98%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $200,073    $163,432      $62,869     $40,412      $23,975     $13,340
Ratio of expenses to average net assets                         1.40%       1.38%        1.29%       1.20%        1.20%       1.11%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.48%       1.38%        1.35%       1.40%        1.43%       1.27%
Ratio of net investment income to average net assets            2.98%       3.39%        4.14%       4.52%        4.18%       4.31%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.90%       3.39%        4.08%       4.32%        3.95%       4.15%
Portfolio turnover                                                55%         65%          61%         31%          48%         51%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Delaware REIT Fund Class B
                                                            Six Months                                                  Period from
                                                              Ended                         Year Ended                  11/11/97(1)
                                                            4/30/03(4)   10/31/02     10/31/01    10/31/00   10/31/99   to 10/31/98
                                                           (Unaudited)

Net asset value, beginning of period                         $ 14.170     $14.260      $13.460     $11.300    $12.990       $16.230

Income (loss) from investment operations:
Net investment income(3)                                        0.160       0.404        0.498       0.473      0.422         0.914
Net realized and unrealized gain (loss) on investments          1.172       0.402        0.765       2.162     (0.810)       (2.559)
                                                             --------    --------     --------    --------   --------      --------
Total from investment operations                                1.332       0.806        1.263       2.635     (0.388)       (1.645)
                                                             --------    --------     --------    --------   --------      --------

Less dividends and distributions from:
Net investment income                                          (0.270)     (0.473)      (0.463)     (0.475)    (0.627)       (0.775)
Net realized gain on investments                               (0.352)     (0.423)          --          --     (0.675)       (0.820)
                                                             --------    --------     --------    --------   --------      --------
Total dividends and distributions                              (0.622)     (0.896)      (0.463)     (0.475)    (1.302)       (1.595)
                                                             --------    --------     --------    --------   --------      --------

Net asset value, end of period                               $ 14.880    $ 14.170     $ 14.260    $ 13.460   $ 11.300      $ 12.990
                                                             ========    ========     ========    ========   ========      ========

Total return(2)                                                 9.62%       5.43%        9.44%      23.92%     (3.43%)      (11.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $60,935     $57,824      $29,423     $16,547    $13,575       $12,802
Ratio of expenses to average net assets                         2.15%       2.13%        2.04%       1.95%      1.95%         1.86%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.23%       2.13%        2.10%       2.15%      2.18%         2.02%
Ratio of net investment income to average net assets            2.23%       2.64%        3.39%       3.77%      3.43%         3.56%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.15%       2.64%        3.33%       3.57%      3.20%         3.40%
Portfolio turnover                                                55%         65%          61%         31%        48%           51%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware REIT Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                                                  Period from
                                                              Ended                        Year Ended                   11/11/97(1)
                                                            4/30/03(4)   10/31/02     10/31/01    10/31/00   10/31/99   to 10/31/98
                                                           (Unaudited)

Net asset value, beginning of period                         $ 14.170    $ 14.260     $ 13.460    $ 11.300   $ 12.990      $ 16.230

Income (loss) from investment operations:
Net investment income(3)                                        0.160       0.404        0.504       0.473      0.422         0.914
Net realized and unrealized gain (loss) on investments          1.172       0.402        0.759       2.162     (0.810)       (2.559)
                                                             --------    --------     --------    --------   --------      --------
Total from investment operations                                1.332       0.806        1.263       2.635     (0.388)       (1.645)
                                                             --------    --------     --------    --------   --------      --------

Less dividends and distributions from:
Net investment income                                          (0.270)     (0.473)      (0.463)     (0.475)    (0.627)       (0.775)
Net realized gain on investments                               (0.352)     (0.423)          --          --     (0.675)       (0.820)
                                                             --------    --------     --------    --------   --------      --------
Total dividends and distributions                              (0.622)     (0.896)      (0.463)     (0.475)    (1.302)       (1.595)
                                                             --------    --------     --------    --------   --------      --------

Net asset value, end of period                               $ 14.880    $ 14.170     $ 14.260    $ 13.460   $ 11.300      $ 12.990
                                                             ========    ========     ========    ========   ========      ========

Total return(2)                                                 9.62%       5.43%        9.44%      23.92%     (3.43%)      (11.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $45,965     $38,581      $16,326      $8,513     $3,657        $2,435
Ratio of expenses to average net assets                         2.15%       2.13%        2.04%       1.95%      1.95%         1.86%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.23%       2.13%        2.10%       2.15%      2.18%         2.02%
Ratio of net investment income to average net assets            2.23%       2.64%        3.39%       3.77%      3.43%         3.56%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.15%       2.64%        3.33%       3.57%      3.20%         3.40%
Portfolio turnover                                                55%         65%          61%         31%        48%           51%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware REIT Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                                                  Period from
                                                              Ended                        Year Ended                   11/11/97(1)
                                                            4/30/03(4)   10/31/02     10/31/01    10/31/00   10/31/99   to 10/31/98
                                                           (Unaudited)

Net asset value, beginning of period                         $ 14.190    $ 14.280     $ 13.470    $ 11.310   $ 12.990      $ 16.230

Income (loss) from investment operations:
Net investment income(3)                                        0.231       0.555        0.625       0.596      0.545         1.134
Net realized and unrealized gain (loss) on investments          1.167       0.412        0.778       2.167     (0.807)       (2.659)
                                                             --------    --------     --------    --------   --------      --------
Total from investment operations                                1.398       0.967        1.403       2.763     (0.262)       (1.525)
                                                             --------    --------     --------    --------   --------      --------

Less dividends and distributions from:
Net investment income                                          (0.346)     (0.634)      (0.593)     (0.603)    (0.743)       (0.895)
Net realized gain on investments                               (0.352)     (0.423)          --          --     (0.675)       (0.820)
                                                             --------    --------     --------    --------   --------      --------
Total dividends and distributions                              (0.698)     (1.057)      (0.593)     (0.603)    (1.418)       (1.715)
                                                             --------    --------     --------    --------   --------      --------

Net asset value, end of period                               $ 14.890    $ 14.190     $ 14.280    $ 13.470   $ 11.310      $ 12.990
                                                             ========    ========     ========    ========   ========      ========

Total return(2)                                                10.10%       6.52%       10.51%      25.18%     (2.42%)    (10.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $14,979      $8,850       $1,823      $2,013     $1,313        $1,504
Ratio of expenses to average net assets                         1.15%       1.13%        1.04%       0.95%      0.95%         0.86%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.23%       1.13%        1.10%       1.15%      1.18%         1.02%
Ratio of net investment income to average net assets            3.23%       3.64%        4.39%       4.77%      4.43%         4.56%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.15%       3.64%        4.33%       4.57%      4.20%         4.40%
Portfolio turnover                                                55%         65%          61%         31%        48%           51%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                               Delaware REIT Fund The Real Estate Investment Trust Portfolio Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                                                  Period from
                                                              Ended                        Year Ended                    11/4/97(1)
                                                            4/30/03(4)   10/31/02     10/31/01    10/31/00   10/31/99   to 10/31/98
                                                           (Unaudited)

Net asset value, beginning of period                          $14.180     $14.280      $13.470     $11.310    $12.990       $16.340

Income (loss) from investment operations:
Net investment income(3)                                        0.231       0.555        0.625       0.596      0.545         1.134
Net realized and unrealized gain (loss) on investments          1.177       0.402        0.778       2.167     (0.807)       (2.769)
                                                             --------    --------     --------    --------   --------      --------
Total from investment operations                                1.408       0.957        1.403       2.763     (0.262)       (1.635)
                                                             --------    --------     --------    --------   --------      --------

Less dividends and distributions from:
Net investment income                                          (0.346)     (0.634)      (0.593)     (0.603)    (0.743)       (0.895)
Net realized gain on investments                               (0.352)     (0.423)          --          --     (0.675)       (0.820)
                                                             --------    --------     --------    --------   --------      --------
Total dividends and distributions                              (0.698)     (1.057)      (0.593)     (0.603)    (1.418)       (1.715)
                                                             --------    --------     --------    --------   --------      --------

Net asset value, end of period                               $ 14.890    $ 14.180     $ 14.280    $ 13.470   $ 11.310      $ 12.990
                                                             ========    ========     ========    ========   ========      ========

Total return(2)                                                10.19%       6.45%       10.59%      25.09%     (2.42%)      (11.17%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $20,775     $19,144      $29,000     $26,574    $21,580       $40,807
Ratio of expenses to average net assets                         1.15%       1.13%        1.04%       0.95%      0.95%         0.86%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly            1.23%       1.13%        1.10%       1.15%      1.18%         1.02%
Ratio of net investment income to average net assets            3.23%       3.64%        4.39%       4.77%      4.43%         4.56%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.15%       3.64%        4.33%       4.57%      4.20%         4.40%
Portfolio turnover                                                55%         65%          61%         31%        48%           51%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                                                 Delaware REIT Fund
  TO FINANCIAL STATEMENTS                             April 30, 2003 (Unaudited)


The Real Estate Investment Trust Portfolio (the "Delaware REIT Fund" or, the "Fund") is a series of Delaware Pooled Trust ("the Trust"), which is organized as a Delaware business trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Institutional Class and The Real Estate Investment Trust Portfolio Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Prior to November 18, 2002, Class B contingent deferred sales charge declined from 5% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class and The Real Estate Investment Trust Portfolio Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. This report contains information relating only to Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objective of the Fund is to seek to achieve a maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $7,467 for the period ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2003 were approximately $338. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager an annual fee, which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.15% of average daily net assets of the Fund through February 28, 2004.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Notes                                                        Delaware REIT Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board of Trustees has set the fee at an annual rate of 0.25% of the Class A shares' average net assets. No distribution expenses are paid by Institutional Class and The Real Estate Investment Trust Portfolio Class shares.

At April 30, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                         $143,760
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC                    146,286
Other expenses payable to DMC and affiliates                       34,612

For the period ended April 30, 2003, DDLP earned $18,293 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended April 30, 2003, the Fund made purchases of $110,389,376 and sales of $80,274,691 of investment securities other than short-term investments.

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003, the cost of investments was $328,682,991. At April 30, 2003, the net unrealized appreciation was $15,052,301, of which $22,580,925 related to unrealized appreciation and $7,528,624 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended April 30, 2003 and year ended October 31, 2002 were as follows:

                                                     Six Months        Year
                                                       Ended           Ended
                                                      4/30/03*       10/31/02
                                                     (Unaudited)
Ordinary income                                      $7,849,269     $7,605,868
Long-term capital gains                               6,022,781      4,407,722
                                                    -----------    -----------
                                                    $13,872,050    $12,013,590
                                                    ===========    ===========

* Tax information for the period ended April 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $330,395,970
Undistributed ordinary income                           1,398,014
Distribution in excess of net investment income        (1,908,426)
Net realized capital losses on investments             (2,211,353)
Unrealized appreciation of investments                 15,052,301
                                                     ------------
Net assets                                           $342,726,506
                                                     ============

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

5. Capital Shares
Transactions in capital shares were as follows:

                                                       Six Months      Year
                                                         Ended        Ended
                                                        4/30/03      10/31/02
                                                       (Unaudited)
Shares sold:
Class A                                                 3,819,915   9,474,951
Class B                                                   471,313   2,559,404
Class C                                                   641,152   1,974,813
Institutional Class                                       460,500     567,398
The Real Estate Investment
  Trust Portfolio Class                                        --          --

Shares issued upon reinvestment
of dividends and distributions:
Class A                                                   493,624     350,952
Class B                                                   150,181     127,121
Class C                                                   108,284      76,971
Institutional Class                                        35,222      14,033
The Real Estate Investment
  Trust Portfolio Class                                    45,568      88,986
                                                       ----------  ----------
                                                        6,225,759  15,234,629
                                                       ----------  ----------

Shares repurchased:
Class A                                                (2,398,823) (2,700,824)
Class B                                                  (606,569)   (668,726)
Class C                                                  (382,753)   (473,883)
Institutional Class                                      (113,665)    (85,314)
The Real Estate Investment
Trust Portfolio Class                                          --    (769,807)
                                                       ----------  ----------
                                                       (3,501,810) (4,698,554)
                                                       ----------  ----------
Net increase                                            2,723,949  10,536,075
                                                       ==========  ==========

For the period ended April 30, 2003 and the year ended October 31, 2002, 3,156 Class B shares were converted to 3,151 Class A shares valued at $45,652 and 2,977 Class B shares were converted to 2,973 Class A shares valued at $45,712, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

Notes                                                         Delaware REIT Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2003, or at any time during the period.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At April 30, 2003, the market value of the securities on loan was $21,449,836.

The securities on loan were collateralized by the following:

Description                                          Market Value
-----------                                          ------------
BNP Paribas 1.36% 5/1/03                              $10,635,429
Fannie Mae 1.29% 1/29/04                                6,554,090
Barclays London 1.27% 6/17/03                           1,050,094
Goldman Sachs Group 1.52% 7/14/03                         917,607
Wilmington Trust Company 1.26% 7/21/03                    657,454
Merrill Lynch Mortgage Capital  1.52% 5/6/03              655,434
Wachovia Bank 1.60% 5/8/03                                655,434
Racers Series 2002-35-C 1.61% 4/15/04                     652,554
Morgan Stanley Dean Witter 1.41% 6/1/04                   262,173
Canadian Imperial Bank NY 1.41% 10/9/03                   131,056
                                                      -----------
                                                      $22,171,325
                                                      ===========
8. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                        Affiliated Officers                     Contact Information

Jude T. Driscoll                         Michael P. Bishof                       Investment Manager
Chairman                                 Senior Vice President and Treasurer     Delaware Management Company
Delaware Investments Family of Funds     Delaware Investments Family of Funds    Philadelphia, PA
Philadelphia, PA                         Philadelphia, PA
                                                                                 International Affiliate
Walter P. Babich                         Richelle S. Maestro                     Delaware International Advisers Ltd.
Board Chairman                           Senior Vice President,                  London, England
Citadel Construction Corporation         General Counsel and Secretary
King of Prussia, PA                      Delaware Investments Family of Funds    National Distributor
                                         Philadelphia, PA                        Delaware Distributors, L.P.
David K. Downes                                                                  Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                             Shareholder Servicing, Dividend
Philadelphia, PA                                                                 Disbursing and Transfer Agent
                                                                                 Delaware Service Company, Inc.
John H. Durham                                                                   2005 Market Street
Private Investor                                                                 Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                 For Shareholders
John A. Fry                                                                      800 523-1918
President
Franklin & Marshall College                                                      For Securities Dealers and Financial
Lancaster, PA                                                                    Institutions Representatives Only
                                                                                 800 362-7500
Anthony D. Knerr
Managing Director                                                                Web site
Anthony Knerr & Associates                                                       www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

(7813)                                                        Printed in the USA
SA-095 [4/03] VGR 6/03                                                     J9208